Income tax (Tables)	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Schedule of income tax payables
Income tax payables and receivables are comprised of the following:

	As of
In thousands of USD	December 31, 2025	June 30, 2026
Income Tax Prepayments	3,153	2,993
Total Income tax receivables	3,153	2,993
Income Tax Payables	658	845
Provision for Income Tax	11,798	10,950
Total Income tax payables	12,456	11,795

Schedule of components of income tax expense
Income tax benefit / (expense) is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Current tax (expense) / benefit	(1,570)	(905)	(2,042)	(851)
Deferred tax (expense) / benefit	1,249	19	1,500	57
Total Income tax (expense) / benefit	(321)	(886)	(542)	(794)